Significant accounting policies and new accounting standards - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Loan Payment Pro ("LPP") | United States
Disclosure of subsidiaries [line items]
Ownership percentage	60.00%
Nuvei Commerce LLC (formerly known as "Base Commerce Acquisition Company, LLC") | United States
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Consulting Services Ltd. (Fomerly known as "SafeCharge (Israel) Ltd.") | Israel
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei International Group Limited (formerly known as "SafeCharge International Group Limited") | Guernsey
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Ltd. (formerly known "SafeCharge Digital Limited") | Cyprus
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Technologies Corp. | Canada
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Technologies Inc. | United States
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei Technology & Services B.V. (formerly known as "Smart2Pay Technology & Services B.V.") | Netherlands
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Nuvei US LLC (formerly known as "Mazooma US Inc.") | United States
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
SimplexCC Ltd. | Israel
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%